Borrowings (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Borrowings [Abstract]
Interest expenses	$ 117,902	$ 286,827
Weighted average interest rates of borrowings outstanding	3.60%	4.17%